Employee and Retiree Benefits Postretirement health care liability reduction due to plan amendments (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Aug. 27, 2016	Aug. 29, 2015	Aug. 27, 2005
Compensation and Retirement Disclosure [Abstract]
Dollar cap liability reduction	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Liability reduction due to plan amendment	$ 28,596	$ 3,960	$ 3,580	$ 4,289	$ 4,598	$ 28,596	$ 3,960	$ 40,414
Amortization period	6 years 10 months 24 days	7 years 1 month 6 days	7 years 4 months	7 years 6 months	7 years 9 months 20 days			11 years 6 months